The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—99.7%
Aerospace & Defense—2.9%
Hanwha Aerospace Co. Ltd.	1,850	1,463,045
Korea Aerospace Industries Ltd.	35,500	2,741,092

		4,204,137

Automobile Components—1.1%
Hyundai Mobis Co. Ltd.	7,200	1,531,835

Automobiles—5.6%
Hyundai Motor Co.	15,700	2,406,865
Hyundai Motor Co. (Preference)	21,400	2,541,101
Kia Corp.	44,600	3,201,250

		8,149,216

Banks—9.1%
BNK Financial Group, Inc.	122,000	1,269,580
KB Financial Group, Inc.	52,100	4,300,120
Shinhan Financial Group Co. Ltd.	149,300	7,527,401

		13,097,101

Biotechnology—1.6%
Hugel, Inc.*	6,130	1,317,185
Kolon TissueGene, Inc., Receipts (United States)*	26,850	917,961

		2,235,146

Building Products—0.8%
Sung Kwang Bend Co. Ltd.	51,000	1,194,206

Capital Markets—2.8%
KIWOOM Securities Co. Ltd.	11,300	1,975,434
Korea Investment Holdings Co. Ltd.	20,500	2,120,172

		4,095,606

Chemicals—4.5%
Hansol Chemical Co. Ltd.	8,902	1,328,004
Kumho Petrochemical Co. Ltd.	20,000	1,489,788
LG Chem Ltd.	14,100	2,799,116
Soulbrain Co. Ltd.	4,000	823,458

		6,440,366

Construction & Engineering—1.6%
HDC Hyundai Development Co-Engineering & Construction	69,940	1,015,152
Hyundai Engineering & Construction Co. Ltd.	31,990	1,240,968

		2,256,120

Consumer Staples Distribution & Retail—0.4%
BGF retail Co. Ltd.	7,000	539,312

Electric Utilities—1.3%
Korea Electric Power Corp.	73,200	1,888,616

Electrical Equipment—2.5%
HD Hyundai Electric Co. Ltd.	6,564	2,730,211
LG Energy Solution Ltd.*	3,750	930,511

		3,660,722

Electronic Equipment, Instruments & Components—4.4%
Hanwha Vision Co. Ltd.*	21,500	815,557
Samsung Electro-Mechanics Co. Ltd.	17,000	2,346,922
Samsung SDI Co. Ltd.	17,810	2,606,818
SOLUM Co. Ltd.*	44,800	557,389

		6,326,686

Entertainment—1.1%
JYP Entertainment Corp.	28,670	1,529,234

Food Products—0.6%
NongShim Co. Ltd.	2,830	871,869

Health Care Equipment & Supplies—0.3%
Nextbiomedical Co. Ltd.*	9,500	475,037

Household Durables—0.6%
Coway Co. Ltd.	12,500	877,321

Industrial Conglomerates—1.9%
SK, Inc.	18,460	2,764,598

Insurance—1.1%
DB Insurance Co. Ltd.	16,198	1,600,815

Interactive Media & Services—4.3%
Kakao Corp.	28,800	1,226,273
NAVER Corp.	25,950	4,979,458

		6,205,731

Life Sciences Tools & Services—3.5%
LigaChem Biosciences, Inc.*	18,850	1,898,807
Samsung Biologics Co. Ltd.*(a)	4,500	3,206,917

		5,105,724

Machinery—3.7%
Hanwha Ocean Co. Ltd.*	16,000	1,257,831
HD Hyundai Marine Solution Co. Ltd.	3,680	551,857
Samsung Heavy Industries Co. Ltd.*	221,400	3,457,735

		5,267,423

Metals & Mining—0.9%
Hyundai Steel Co.	53,950	1,305,443

Oil, Gas & Consumable Fuels—1.3%
S-Oil Corp.*	42,000	1,865,825

Passenger Airlines—0.6%
Korean Air Lines Co. Ltd.	56,500	916,072

Personal Care Products—1.4%
Kolmar Korea Co. Ltd.*	26,600	1,474,379
VT Co. Ltd.*	28,000	605,839

		2,080,218

Pharmaceuticals—1.2%
Hanmi Pharm Co. Ltd.	6,460	1,695,049

Semiconductors & Semiconductor Equipment—14.4%
Eugene Technology Co. Ltd.	13,300	664,163
SK Hynix, Inc.	78,400	19,435,202
YC Corp.*	79,500	767,651

		20,867,016

Specialty Retail—0.5%
K Car Co. Ltd.	65,000	723,685

Technology Hardware, Storage & Peripherals—23.7%
Samsung Electronics Co. Ltd.	542,000	32,493,078
Samsung Electronics Co. Ltd. (Preference)	36,400	1,727,581

		34,220,659

TOTAL COMMON STOCKS (COST $90,741,600)		143,990,788

Total Investments—99.7% (Cost $90,741,600)		143,990,788
Other Assets Less Liabilities—0.3%		497,113

Net Assets—100.0%		144,487,901

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2025 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$4,204,137	$—	$4,204,137
Automobile Components	—	1,531,835	—	1,531,835
Automobiles	—	8,149,216	—	8,149,216
Banks	—	13,097,101	—	13,097,101
Biotechnology	—	2,235,146	—	2,235,146
Building Products	—	1,194,206	—	1,194,206
Capital Markets	—	4,095,606	—	4,095,606
Chemicals	—	6,440,366	—	6,440,366
Construction & Engineering	—	2,256,120	—	2,256,120
Consumer Staples Distribution & Retail	—	539,312	—	539,312
Electric Utilities	—	1,888,616	—	1,888,616
Electrical Equipment	—	3,660,722	—	3,660,722
Electronic Equipment, Instruments & Components	—	6,326,686	—	6,326,686
Entertainment	—	1,529,234	—	1,529,234
Food Products	—	871,869	—	871,869
Health Care Equipment & Supplies	—	475,037	—	475,037
Household Durables	—	877,321	—	877,321
Industrial Conglomerates	—	2,764,598	—	2,764,598
Insurance	—	1,600,815	—	1,600,815
Interactive Media & Services	—	6,205,731	—	6,205,731
Life Sciences Tools & Services	—	5,105,724	—	5,105,724
Machinery	1,257,831	4,009,592	—	5,267,423
Metals & Mining	—	1,305,443	—	1,305,443
Oil, Gas & Consumable Fuels	—	1,865,825	—	1,865,825
Passenger Airlines	—	916,072	—	916,072
Personal Care Products	—	2,080,218	—	2,080,218
Pharmaceuticals	—	1,695,049	—	1,695,049
Semiconductors & Semiconductor Equipment	$—	$20,867,016	$—	$20,867,016
Specialty Retail	—	723,685	—	723,685
Technology Hardware, Storage & Peripherals	—	34,220,659	—	34,220,659

Total Common Stocks	$1,257,831	$142,732,957	$—	$143,990,788

Total Investments in Securities	$1,257,831	$142,732,957	$—	$143,990,788